CERTIFICATION OF
                    STRONG SHORT-TERM GLOBAL BOND FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                     STRONG ADVISOR SHORT DURATION BOND FUND
                      STRONG ADVISOR STRATEGIC INCOME FUND


STRONG SHORT-TERM GLOBAL BOND FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor Short Duration Bond and Strong Advisor Strategic Income Funds' Prospectuses and Statement of Additional Information each dated March 1, 2002, filed by the Registrant pursuant to Post-Effective Amendment No. 17 (File No. 33-74580; 811-8320), which was filed with the Securities and Exchange Commission on February 22, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Advisor Short Duration Bond and Advisor Strategic Income Funds' Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                  STRONG SHORT-TERM GLOBAL BOND FUND, INC.



                                      /S/ GILBERT L. SOUTHWELL III
                                  -----------------------------------
                                   By:    Gilbert L. Southwell III
                                   Title: Assistant Secretary


Dated: March 5, 2002